Cover	Jun. 17, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2021
Entity File Number	001-34972
Entity Registrant Name	Booz Allen Hamilton Holding Corporation
Entity Central Index Key	0001443646
Entity Tax Identification Number	26-2634160
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8283 Greensboro Drive
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	902-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	BAH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false